Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
Other Assets [Abstract]
Schedule of other assets
As at June 30, 2022 (Successor) and December 31, 2021 (Predecessor), other assets included the following:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Favorable drilling and management services contracts	84	9
Taxes receivable	49	48
Prepaid expenses	50	54
Deferred contract costs	36	15
Right of use asset	20	24
Reimbursable amounts due from customers	11	13
Restructuring backstop commitment fee	—	20
Derivative asset - Interest rate cap	5	—
Other	20	35
Total other assets	275	218
Other assets were presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Other current assets	242	191
Other non-current assets	33	27
Total other assets	275	218
The following table summarizes the movement for the six months ended June 30, 2021 (Predecessor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	266	(256)	10
Amortization	—	—	—
As at March 31, 2021 (Predecessor)	266	(256)	10
Amortization	—	—	—
As at June 30, 2021 (Predecessor)	266	(256)	10
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022 (Successor) and June 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	266	(257)	9
Amortization	—	—	—
As at February 22, 2022 (Predecessor)	266	(257)	9
Fresh Start accounting	(156)	257	101
As at February 23, 2022 (Successor)	110	—	110
Amortization	—	(6)	(6)
As at March 31, 2022 (Successor)	110	(6)	104
Amortization	—	(20)	(20)
As at June 30, 2022 (Successor)	110	(26)	84

Amortization of favorable contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	2022	2023	2024	2025 and thereafter	Total
Amortization of favorable contracts	37	31	2	14	84